Cost of services	12 Months Ended
Dec. 31, 2023
Cost of services
Cost of services

6       Cost of services

	2023	2022	2021
Salaries and social security contributions (*)	(185,920)	(205,891)	(141,011)
Concession fees (**)	(156,245)	(158,508)	(94,535)
Construction services cost	(138,271)	(147,855)	(77,453)
Amortization and depreciation (***)	(123,679)	(145,794)	(135,125)
Cost of fuel	(113,067)	(107,170)	(24,884)
Maintenance expenses	(105,619)	(107,474)	(83,905)
Services and fees	(56,642)	(56,834)	(44,832)
Office expenses	(9,744)	(10,753)	(5,208)
Provision for maintenance costs	(4,364)	(3,450)	(4,706)
Taxes	(2,355)	(3,502)	(2,932)
Others	(18,771)	(15,747)	(7,790)
	(914,677)	(962,978)	(622,381)

(*) At the year-end, the number of employees was 6.1 thousand in 2023, 6.1 thousand in 2022 and 5.8 thousand in 2021.

(**) Includes depreciation for fixed concession assets fee, as shown in Note 12, of USD 20,715 for the year ended December 31, 2023 (USD 18,764 and USD 16,502 for the year ended December 31, 2022 and 2021 respectively).

(***) Includes depreciation of leases of USD 2,464 for the year ended December 31, 2023 (USD 3,676 and USD 3,185 for the year ended December 31, 2022 and 2021 respectively).